Note 5 - Stockholders' Equity - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	333,648	$12.71	8.6	$58,500
Stock options granted	805,300	2.48
Outstanding at September 30, 2025	1,138,948	$5.48	8.9	$-
Exercisable at September 30, 2025	222,132	$17.32	7.5	$-

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	134,609	$28.41	8.2	$-0-
Granted	200,000	2.23
Exercised	-	-
Forfeited or expired	(961)	30.17
Outstanding at December 31, 2024	333,648	$12.71	8.6	$58,500
Exercisable at December 31, 2024	117,905	$30.67	7.1	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Common Warrants
	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (yrs)	Pre-Funded Warrants -- Number of Shares	Total Warrants
Outstanding at December 31, 2024	6,617,747	$5.13	4.6	-	6,617,747
Warrants issued	33,809,883	0.71		2,085,115	35,894,998
Warrants exercised	(240,000)	-		(2,085,115)	(2,325,115)
Warrants expired	(159,781)	-		-	(159,781)
Outstanding at September 30, 2025	40,027,849	$0.70	4.8	-	40,027,849
Issue Date	Number of Shares	Exercise Price *	Expiration
September 2021	6,668	195.00	September 2026
May 2024	1,605,688	0.54	May 2029
July 2024	2,170,000	0.54	January 2030
August 2024	2,675,610	1.31	March 2030
March 2025	3,435,115	1.31	June 2030
July 2025	18,230,000	0.49	July 2030
September 2025	11,904,768	0.63	November 2030
Outstanding at September 30, 2025	40,027,849

	Common Warrants
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Pre-Funded Warrants Number of Shares	Total Warrants
Outstanding at December 31, 2023	1,596,781		$14.58	5.0	-	2,103,813
Issued	6,451,298		3.45		1,686,591	8,137,889
Exercised	(1,416,998	)*	1.68		(2,193,623)	(3,610,621)
Forfeited/Expired	(13,334)		89.92		-	(13,334)
Outstanding at December 31, 2024	6,617,747		$5.13	4.6	-	6,617,747
Issue Date	Number of Shares	Exercise Price	Expiration
September 2020	159,781	$75.00	September 2025
September 2021	6,668	195.00	September 2026
May 2024	1,605,688	1.68	May 2029
July 2024	2,170,000	2.13	January 2030
August 2024	2,675,610	5.00	August 2029
Outstanding at December 31, 2024	6,617,747